Fair Value Measurements (Details) (USD $)																														12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Level 2	Dec. 31, 2011 Level 2	Dec. 31, 2012 Level 3	Dec. 31, 2011 Level 3	Dec. 31, 2012 Recurring basis Total	Dec. 31, 2011 Recurring basis Total	Dec. 31, 2012 Recurring basis Total Crude oil put options	Dec. 31, 2012 Recurring basis Total Commodity derivative Crude oil call options	Dec. 31, 2011 Recurring basis Total Commodity derivative Crude oil call options	Dec. 31, 2011 Recurring basis Total Commodity derivative Crude oil collars	Dec. 31, 2011 Recurring basis Total Commodity derivative Heating oil call options	Dec. 31, 2011 Recurring basis Total Commodity derivative Heating oil collars	Dec. 31, 2012 Recurring basis Total Money market securities	Dec. 31, 2011 Recurring basis Total Money market securities	Dec. 31, 2012 Recurring basis Level 1	Dec. 31, 2011 Recurring basis Level 1	Dec. 31, 2012 Recurring basis Level 1 Money market securities	Dec. 31, 2011 Recurring basis Level 1 Money market securities	Dec. 31, 2012 Recurring basis Level 2	Dec. 31, 2011 Recurring basis Level 2	Dec. 31, 2012 Recurring basis Level 2 Crude oil put options	Dec. 31, 2011 Recurring basis Level 2 Crude oil collars	Dec. 31, 2012 Recurring basis Level 2 Commodity derivative Crude oil call options	Dec. 31, 2011 Recurring basis Level 2 Commodity derivative Crude oil call options	Dec. 31, 2011 Recurring basis Level 2 Commodity derivative Crude oil collars	Dec. 31, 2011 Recurring basis Level 2 Commodity derivative Heating oil call options	Dec. 31, 2011 Recurring basis Level 2 Commodity derivative Heating oil collars	Dec. 31, 2010 Recurring basis Level 3
Assets measured at fair value
Cash equivalents															$ 304,159,000	$ 208,594,000			$ 304,159,000	$ 208,594,000
Fuel derivative contracts										13,094,000	1,511,000	231,000	170,000	628,000											13,094,000	1,511,000	231,000	170,000	628,000
Total assets measured at fair value							317,253,000	211,134,000									304,159,000	208,594,000			13,094,000	2,540,000
Liabilities measured at fair value
Fuel derivative contracts									397,000			90,000		427,000									397,000	90,000					427,000
Total liabilities measured at fair value							397,000	517,000													397,000	517,000
Reconciliation of assets measured at fair value on a recurring basis using unobservable inputs (Level 3)
Balance at the beginning of the period																														29,921,000
Sale of long-term investments																														(26,672,000)
Redemption																														(4,075,000)
Accretion of discount																														844,000
Realized net gains (losses):
Included in earnings																														1,168,000
Reclassified from other comprehensive income																														(1,186,000)
Carrying value of debt	554,600,000	461,500,000
Fair value of debt	$ 547,900,000	$ 445,200,000	$ 81,100,000	$ 66,400,000	$ 466,800,000	$ 378,800,000